Contents of Significant Accounts - Unused Tax Loss Carry-forward for Which No Deferred Income Tax Assets have been Recognized (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subsidiary [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 3,924,727	$ 31,169,559
Subsidiary [member] | 1-5 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	2,237,668	19,761,573
Subsidiary [member] | 6-10 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	1,687,059	11,407,986
UMC [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry-forward for which no deferred income tax assets have been recognized	$ 11,127,000	$ 10,355,000